COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 43,524
Due with in one year	23,291
Production and Development Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	2,088	$ 6,029
Purchase commitment amount	$ 483